Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000166149 [Member] | U S Treasury Inflation Indexed Notes 2 13 04 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 2 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000166149 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[1]
C000166149 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[1]
C000166149 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[1]
C000166149 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[1]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 2 13 04 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 2 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000166148 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[2]
C000166148 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[2]
C000166148 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[2]
C000166148 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[2]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 2 13 04 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 2 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000166150 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[3]
C000166150 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[3]
C000166150 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[3]
C000166150 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[3]
C000195948 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4],[5]
C000195948 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[4],[5]
C000195948 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[4],[5]
C000195948 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[4],[5]
C000195948 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[4],[5]
C000195948 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[4],[6]
C000195948 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[4],[6]
C000195948 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4],[6]
C000195948 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[4],[6]
C000195948 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[4],[6]
C000195948 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[4],[6]
C000195948 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[4],[6]
C000195948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[4],[6]
C000195947 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7],[8]
C000195947 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[7],[8]
C000195947 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[7],[8]
C000195947 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[7],[8]
C000195947 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[7],[8]
C000195947 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[7],[9]
C000195947 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[7],[9]
C000195947 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[7],[9]
C000195947 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[7],[9]
C000195947 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[7],[9]
C000195947 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[7],[9]
C000195947 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[7],[9]
C000195947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[7],[9]
C000201952 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10],[11]
C000201952 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[10],[11]
C000201952 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[10],[11]
C000201952 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[10],[11]
C000201952 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[10],[11]
C000201952 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[10],[12]
C000201952 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[10],[12]
C000201952 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[10],[12]
C000201952 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[10],[12]
C000201952 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[10],[12]
C000201952 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[10],[12]
C000201952 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[10],[12]
C000201952 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[10],[12]
C000195949 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13],[14]
C000195949 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[13],[14]
C000195949 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[13],[14]
C000195949 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[13],[14]
C000195949 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[13],[14]
C000195949 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[13],[15]
C000195949 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[13],[15]
C000195949 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[13],[15]
C000195949 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[13],[15]
C000195949 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[13],[15]
C000195949 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[13],[15]
C000195949 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[13],[15]
C000195949 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[13],[15]

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[10]	Excludes short-term securities.
[11]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.